Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2010	$ 361	$ 5,140	$ (492)	$ 52,398	$ (1,318)	$ 56,089
Comprehensive income:
Net income	0	0	0	5,385	0	5,385
Net unrealized gain/(loss) on securities available-for- sale, net of reclassification and tax effects	0	0	3,037	0	0	3,037
Change in unrealized gain on post retirement benefit, net of reclassification and tax effects	0	0	(9)	0	0	(9)
Comprehensive income						8,413
Stock-based compensation expense	0	33	0	0	0	33
Sale of treasury stock	0	0	0	(52)	176	124
Cash dividends	0	0	0	(1,699)	0	(1,699)
Balance at Dec. 31, 2011	361	5,173	2,536	56,032	(1,142)	62,960
Comprehensive income:
Net income	0	0	0	6,853	0	6,853
Net unrealized gain/(loss) on securities available-for- sale, net of reclassification and tax effects	0	0	(192)	0	0	(192)
Change in unrealized gain on post retirement benefit, net of reclassification and tax effects	0	0	(5)	0	0	(5)
Comprehensive income						6,656
Stock-based compensation expense	0	16	0	0	0	16
Purchase of treasury stock	0	0	0	0	(78)	(78)
Sale of treasury stock	0	0	0	(24)	165	141
Cash dividends	0	0	0	(2,044)	0	(2,044)
Balance at Dec. 31, 2012	$ 361	$ 5,189	$ 2,339	$ 60,817	$ (1,055)	$ 67,651